Cover	Apr. 16, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 16, 2024
Entity File Number	811-21331
Entity Registrant Name	Allspring Multi-Sector Income Fund
Entity Central Index Key	0001227073
Entity Tax Identification Number	56-2355707
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1415 Vantage Park Drive
Entity Address, Address Line Two	3rd Floor
Entity Address, City or Town	Charlotte
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	28203
City Area Code	(800)
Local Phone Number	222-8222
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	ERC
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	false